Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign borrowers		96.50%	0.60%
Total loans and acceptances	[1],[2]	$ 767,513	$ 775,911
U.S. dollar [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances		137,804	151,499
Chile, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances		39,425	41,499
Mexico, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances		31,522	34,894
Other Foreign Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances		$ 54,549	$ 55,855

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[2]	Loans and acceptances denominated in U.S. dollars were $137,804 (2023 – $151,499), in Chilean pesos $39,425 (2023 – $41,499), Mexican pesos $31,522 (2023 – $34,894), and in other foreign currencies $54,549 (2023 – $55,855).